Warrant Liability (Details 1) - Warrant [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 25, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of fair value measurements using significant unobservable inputs (Level 3)
Warrant liability, Beginning balance		$ 3,789,562	$ 8,281,247	$ 4,827,788
Decrease from Warrants Exercised		(2,543,117)	(1,055,490)	(201,311)
Increase Decrease in Fair Value	$ 4,827,788	4,955,110	(3,436,195)	3,654,770
Warrant liability, Ending balance		$ 6,201,555	$ 3,789,562	$ 8,281,247